Investments (Tables)	12 Months Ended
Mar. 31, 2017
Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value

The fair values of credit substitutes by type of instrument as of March 31, 2016 and March 31, 2017 were as follows:

	As of March 31,
	2016				2017
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)

Available for sale credit substitute securities:
Debentures	Rs.	39,028.0	Rs.	39,234.6	Rs.	171,180.6	Rs.	171,270.9
Commercial paper		258,126.7		258,006.4		248,139.9		248,269.7

Total	Rs.	297,154.7	Rs.	297,241.0	Rs.	419,320.5	Rs.	419,540.6

					US$	6,466.0	US$	6,469.4

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2016 and March 31, 2017 was as follows:

	As of March 31, 2016
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	56,954.3	Rs.	41.9	Rs.	—	Rs.	56,996.2
Other corporate/financial institution securities		14,749.1		115.6		—		14,864.7

Total	Rs.	71,703.4	Rs.	157.5	Rs.	—	Rs.	71,860.9

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	18,230.8	Rs.	38.5	Rs.	1.5	Rs.	18,267.8
Other corporate/financial institution securities		17,106.4		5.1		15.6		17,095.9

Total	Rs.	35,337.2	Rs.	43.6	Rs.	17.1	Rs.	35,363.7

Total	US$	544.9	US$	0.7	US$	0.3	US$	545.3

Available-for-Sale Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2016 and March 31, 2017 was as follows:

	As of March 31, 2016
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,443,404.6	Rs.	12,828.9	Rs.	168.0	Rs.	1,456,065.5
State government securities		92,613.3		3,149.3		—		95,762.6
Credit substitutes (see note 8)		297,154.7		318.2		231.9		297,241.0
Other corporate/financial institution bonds		8,541.9		17.6		3.5		8,556.0

Debt securities, other than asset and mortgage-backed securities		1,841,714.5		16,314.0		403.4		1,857,625.1
Mortgage-backed securities		651.4		17.6		1.3		667.7
Asset-backed securities		19,417.4		191.9		429.5		19,179.8
Other securities (including mutual fund units)		767.6		444.2		—		1,211.8

Total	Rs.	1,862,550.9	Rs.	16,967.7	Rs.	834.2	Rs.	1,878,684.4

Securities with gross unrealized losses							Rs.	304,916.5
Securities with gross unrealized gains								1,573,767.9

							Rs.	1,878,684.4

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,528,484.8	Rs.	35,196.3	Rs.	2,811.3	Rs.	1,560,869.8
State government securities		90,652.8		5,537.0		—		96,189.8
Credit substitutes (see note 8)		419,320.5		957.9		737.8		419,540.6
Other corporate/financial institution bonds		10,653.0		83.5		12.1		10,724.4

Debt securities, other than asset and mortgage-backed securities		2,049,111.1		41,774.7		3,561.2		2,087,324.6
Mortgage-backed securities		114.1		5.9		—		120.0
Asset-backed securities		22,472.2		214.1		353.3		22,333.0
Other securities (including mutual fund units)		1,062.0		641.5		95.5		1,608.0

Total	Rs.	2,072,759.4	Rs.	42,636.2	Rs.	4,010.0	Rs.	2,111,385.6

Total	US$	31,962.3	US$	657.5	US$	61.8	US$	32,558.0

Securities with gross unrealized losses							Rs.	431,324.6
Securities with gross unrealized gains								1,680,061.0

							Rs.	2,111,385.6

							US$	32,558.0

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2016 was as follows:

	As of March 31, 2016
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	40,363.1	Rs.	16.1	Rs.	27,683.1	Rs.	151.9	Rs.	68,046.2	Rs.	168.0
Credit substitutes (see note 8)		213,878.3		231.4		749.6		0.5		214,627.9		231.9
Other corporate/financial institution bonds		1,393.4		2.6		2,287.9		0.9		3,681.3		3.5

Debt securities, other than asset and mortgage-backed securities		255,634.8		250.1		30,720.6		153.3		286,355.4		403.4
Mortgage-backed securities		87.6		1.3		—		—		87.6		1.3
Asset-backed securities		18,473.5		429.5		—		—		18,473.5		429.5

Total	Rs.	274,195.9	Rs.	680.9	Rs.	30,720.6	Rs.	153.3	Rs.	304,916.5	Rs.	834.2

The gross unrealized losses and fair value of available for sale securities at March 31, 2017 was as follows:

	As of March 31, 2017
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	234,685.5	Rs.	2,811.3	Rs.	—	Rs.	—	Rs.	234,685.5	Rs.	2,811.3

Credit substitutes (see note 8)		178,908.2		737.8		—		—		178,908.2		737.8
Other corporate/financial institution bonds		3,521.0		12.1		—		—		3,521.0		12.1

Debt securities, other than asset and mortgage-backed securities		417,114.7		3,561.2		—		—		417,114.7		3,561.2
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		9,149.5		257.9		4,929.6		95.4		14,079.1		353.3
Other securities (including mutual fund units)		130.8		95.5		—		—		130.8		95.5

Total	Rs.	426,395.0	Rs.	3,914.6	Rs.	4,929.6	Rs.	95.4	Rs.	431,324.6	Rs.	4,010.0

Total	US$	6,575.1	US$	60.3	US$	76.0	US$	1.5	US$	6,651.1	US$	61.8

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2015		2016		2017		2017
	(In millions)
Gross realized gains on sale	Rs.	5,484.3	Rs.	5,942.0	Rs.	10,108.2	US$	155.9
Gross realized losses on sale		(316.4)		(296.0)		(502.0)		(7.8)

Realized gains (losses), net		5,167.9		5,646.0		9,606.2		148.1
Dividends and interest		94,129.1		136,062.4		154,618.6		2,384.2

Total	Rs.	99,297.0	Rs.	141,708.4	Rs.	164,224.8	US$	2,532.3

Available-for-Sale Securities | Debt securities, other than asset and mortgage-backed securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2017 is set out below:

	As of March 31, 2017
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	620,229.0	Rs.	620,957.6	US$	9,575.3
Over one year through five years		416,960.1		425,919.8		6,567.8
Over five years through ten years		669,331.6		687,794.1		10,605.9
Over ten years		342,590.4		352,653.1		5,438.0

Total	Rs.	2,049,111.1	Rs.	2,087,324.6	US$	32,187.0

Available-for-Sale Securities | Asset and Mortgage Backed Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2017 is set out below:

	As of March 31, 2017
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	11,440.5	Rs.	11,320.1	US$	174.6
Over one year through five years		10,822.8		10,672.4		164.6
Over five years through ten years		52.2		52.0		0.8
Over ten years		270.8		408.5		6.3

Total	Rs.	22,586.3	Rs.	22,453.0	US$	346.3